EQUITY METHOD INVESTMENT (Tables)	12 Months Ended
Dec. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
Schedule of equity method investment	During the year ended December 31, 2023, the Company dissolved the majority of its interest in the PE firms. The Company anticipates dissolving the remaining interests during 2024. The table below details the activity from equity method investments for the years ended December 31, 2023 and 2022 (stated in thousands).

Balance, December 31, 2021	$525
Share of losses	39
Distributions	(254)
Balance, December 31, 2022	$310
Share of losses	43
Distributions	(101)
Disposition	(77)
Balance, December 31, 2023	$175